Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jul. 31, 2025	Oct. 31, 2024
Disclosure of internal credit grades [line items]
ECL allowance		$ 23	$ 19
Residential mortgages		285,935	280,672
Business and government loans	[1]	231,414	214,305
Customers' liability under acceptances		8	6
Expected credit loss allowance on debt securities classified at amortized cost		40	17
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages		1,245	994
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets		6	8
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages		5	3
Business and government loans		$ 459	$ 221

[1]	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million) in business and government loans and acceptances of $8 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.